CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	0	120,000
Common Stock, Shares, Outstanding	0	120,000
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	41,633,607	40,733,812
Common Stock, Shares, Outstanding	40,231,159	39,211,364
Treasury Stock, Shares	1,402,448	1,402,448